Property, Vehicles, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Vehicles, Plant and Equipment [Abstract]
Property, vehicles, plant and equipment

Note 5 — Property, vehicles, plant and equipment

	Office equipment	Motor vehicles	Leasehold improvement	Total
	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	16,285	-	7,200	23,485
Additions	11,497	2,050	-	13,547
Disposals	(8,125)	-	-	(8,125)
At June 30, 2023	19,657	2,050	7,200	28,907

Accumulated depreciation:
At December 31, 2022	9,240	-	2,880	12,120
Depreciation for the period	1,309	-	720	2,029
Depreciation on disposal	-	-	-	-
At June 30, 2023	10,549	-	3,600	14,149

Net carrying amount:
At December 31, 2022	7,045	-	4,320	11,365
At June 30, 2023	9,108	2,050	3,600	14,758

Depreciation expenses for the six months ended June 30, 2023 and 2022 amounted to EUR2,029 and EUR1,988 respectively, which were included in general and administrative expenses.